Financial Assets and Financial Liabilities - Liquidity Risk Management (Detail) - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021
Borrowings [abstract]
Convertible senior notes	€ 365,600
Total financial liabilities	685,724	€ 164,378
Convertible senior notes	587,897
Lease liabilities	129,694
Trade payables	70,683
Total financial liabilities	788,274
Financial liabilities at amortised cost, class [member]
Borrowings [abstract]
Convertible senior notes	365,562	0
Lease liabilities	108,100	€ 104,961
Trade payables	70,683
Total financial liabilities	544,345
Within 1 year [member]
Borrowings [abstract]
Convertible senior notes	11,654
Lease liabilities	9,079
Trade payables	70,683
Total financial liabilities	91,416
Within 1 to 5 years [member]
Borrowings [abstract]
Convertible senior notes	46,617
Lease liabilities	53,620
Trade payables	0
Total financial liabilities	100,237
After 5 years [member]
Borrowings [abstract]
Convertible senior notes	529,626
Lease liabilities	66,995
Trade payables	0
Total financial liabilities	€ 596,621